FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Oct. 26, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Financial Risk Management [Line Items]
Cash and cash equivalents, including restricted cash	$ 208,654			$ 192,963
Closing foreign exchange rate	1.0667	1.0667	1.0667	1.1334	1.228
Trade and other payables	$ 54,465			$ 42,473
Impact of ten percent strengthening of foreign currency against the euro	5,800
Impact of ten percent weakening of foreign currency against the euro	5,800
Trade and other receivables	27,619			29,983
Financial Assets at Fair Value Through Profit or Loss | Cash and cash equivalents, including restricted cash
Financial Risk Management [Line Items]
Carrying value	$ 208,654			$ 192,963
Convertible Bond | Gross debt - fixed interest rates
Financial Risk Management [Line Items]
Interest rate on bonds	3.00%	3.00%
Euro
Financial Risk Management [Line Items]
Cash	$ 150,300	€ 140.9
Other assets and trade and other payables	82,100	77.0
Trade and other payables	23,800	€ 22.3
Balances denominated in foreign currency	58,300
US Dollars
Financial Risk Management [Line Items]
Cash	$ 58,400